Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Earnings per share [line items]
Basic net earnings	$ 1,117,862	$ 1,263,207
Diluted net earnings	$ 1,117,862	$ 1,263,207
Weighted average number of ordinary shares outstanding (in shares)	262,005,521	272,719,309
Net effect of dilutive stock options and PSUs (in shares)	4,098,541	5,066,415
Diluted weighted average number of ordinary shares outstanding (in shares)	266,104,062	277,785,724
Basic earnings per share (CAD per share)	$ 4.27	$ 4.63
Diluted earnings per share (CAD per share)	$ 4.20	$ 4.55
Anti-dilutive securities excluded from computation of earnings per share (in shares)	876,213	1,716,774
Class A subordinate shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	10,605,464	12,460,232
PSUs | Class A subordinate shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	1,243,022	875,480